Investment in Securities (Information about Available-for-Sale and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2023	Mar. 31, 2022
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	¥ 2,588	¥ 217,457
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(207)	(16,117)
Available-for-sale debt Securities, 12 months or more Fair value	662,897	521,633
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(164,330)	(61,452)
Available-for-sale debt Securities, Total Fair value	665,485	739,090
Available-for-sale debt Securities, Total Gross unrealized losses	(164,537)	(77,569)
Japanese and foreign government bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	2,588	217,457
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(207)	(16,117)
Available-for-sale debt Securities, 12 months or more Fair value	662,897	521,633
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(164,330)	(61,452)
Available-for-sale debt Securities, Total Fair value	665,485	739,090
Available-for-sale debt Securities, Total Gross unrealized losses	(164,537)	(77,569)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	97,721	190,081
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,508)	(6,509)
Available-for-sale debt Securities, 12 months or more Fair value	194,280	46,391
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(19,542)	(3,818)
Available-for-sale debt Securities, Total Fair value	292,001	236,472
Available-for-sale debt Securities, Total Gross unrealized losses	(21,050)	(10,327)
Japanese prefectural and foreign municipal bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	97,721	190,081
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,508)	(6,509)
Available-for-sale debt Securities, 12 months or more Fair value	190,805	43,338
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(19,398)	(3,686)
Available-for-sale debt Securities, Total Fair value	288,526	233,419
Available-for-sale debt Securities, Total Gross unrealized losses	(20,906)	(10,195)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	191,669	373,506
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(6,570)	(19,340)
Available-for-sale debt Securities, 12 months or more Fair value	401,994	156,687
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(66,837)	(14,292)
Available-for-sale debt Securities, Total Fair value	593,663	530,193
Available-for-sale debt Securities, Total Gross unrealized losses	(73,407)	(33,632)
Corporate debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	191,669	373,506
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(6,570)	(19,340)
Available-for-sale debt Securities, 12 months or more Fair value	401,994	156,687
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(66,837)	(14,292)
Available-for-sale debt Securities, Total Fair value	593,663	530,193
Available-for-sale debt Securities, Total Gross unrealized losses	(73,407)	(33,632)
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	16,691	6,458
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(672)	(98)
Available-for-sale debt Securities, 12 months or more Fair value	23,653	17,542
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(1,509)	(631)
Available-for-sale debt Securities, Total Fair value	40,344	24,000
Available-for-sale debt Securities, Total Gross unrealized losses	(2,181)	(729)
CMBS and RMBS in the Americas | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	16,691	6,458
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(672)	(98)
Available-for-sale debt Securities, 12 months or more Fair value	23,653	17,542
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(1,509)	(631)
Available-for-sale debt Securities, Total Fair value	40,344	24,000
Available-for-sale debt Securities, Total Gross unrealized losses	(2,181)	(729)
Other asset-backed securities and debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	63,958	66,543
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(2,300)	(995)
Available-for-sale debt Securities, 12 months or more Fair value	88,503	37,432
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(6,851)	(1,524)
Available-for-sale debt Securities, Total Fair value	152,461	103,975
Available-for-sale debt Securities, Total Gross unrealized losses	(9,151)	(2,519)
Other asset-backed securities and debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	63,958	66,489
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(2,300)	(974)
Available-for-sale debt Securities, 12 months or more Fair value	88,503	37,432
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(6,851)	(1,524)
Available-for-sale debt Securities, Total Fair value	152,461	103,921
Available-for-sale debt Securities, Total Gross unrealized losses	(9,151)	(2,498)
Available-for-sale debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	372,627	854,045
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(11,257)	(43,059)
Available-for-sale debt Securities, 12 months or more Fair value	1,371,327	779,685
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(259,069)	(81,717)
Available-for-sale debt Securities, Total Fair value	1,743,954	1,633,730
Available-for-sale debt Securities, Total Gross unrealized losses	(270,326)	(124,776)
Available-for-sale debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	372,627	853,991
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(11,257)	(43,038)
Available-for-sale debt Securities, 12 months or more Fair value	1,367,852	776,632
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(258,925)	(81,585)
Available-for-sale debt Securities, Total Fair value	1,740,479	1,630,623
Available-for-sale debt Securities, Total Gross unrealized losses	¥ (270,182)	¥ (124,623)